AMORTIZATION AND DEPRECIATION	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
AMORTIZATION AND DEPRECIATION	AMORTIZATION AND DEPRECIATION
The following table provides details of amortization and depreciation:

	2021	2020
	$	$
Depreciation of capital assets	13,212	12,295
Depreciation of right-of-use assets	14,756	9,848
Amortization of intangibles	66,137	19,317
Amortization of debenture transaction costs	2,716	2,054
Total amortization and depreciation	96,821	43,514